Consolidated Statements of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Retained earnings [member]	Total
At 1 January 2022 at Dec. 31, 2021	£ 1,098	£ 83,434	£ 53,003	£ 720	£ (127,803)	£ 10,452
IfrsStatementLineItems [Line Items]
Loss for the period					(3,061)	(3,061)
Total comprehensive loss					(3,061)	(3,061)
Transactions with owners:
Share-based payment charge					100	100
Total contribution by and distributions to owners					100	100
Exercise of warrants on 22 March 2022
Shares issued on 3 May 2022
At 30 June 2022 at Jun. 30, 2022	1,098	83,434	53,003	720	(130,764)	7,491
At 1 January 2022 at Dec. 31, 2022	1,108	83,667	53,003	720	(135,336)	3,162
IfrsStatementLineItems [Line Items]
Loss for the period					(3,568)	(3,568)
Total comprehensive loss					(3,568)	(3,568)
Transactions with owners:
Shares issued on 15 February 2023	65	99		4,803		4,967
Costs associated with share issue on 15 February 2023		(29)		(874)		(903)
Shares issued on 26 May 2023	2,214	(1,404)		1,214		2,024
Costs associated with share issue on 26 May 2023				(317)	(210)	(527)
Exercise of pre-funded warrants during period	1,244	1,024		(2,266)		2
Exercise of warrants during period	710	1,296		(2,005)		1
Share-based payment charge					141	141
Total contribution by and distributions to owners	4,233	986		555	(69)	5,705
At 30 June 2022 at Jun. 30, 2023	£ 5,341	£ 84,653	£ 53,003	£ 1,275	£ (138,973)	£ 5,299